CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
REVENUES	$ 280,000
COST OF REVENUES	125,271
GROSS PROFIT	154,729
OPERATING EXPENSES:
General and administrative	1,422,493	897,411	797,334
Allowance for credit losses	1,888,662
LOSS FROM OPERATIONS	(3,156,426)	(897,411)	(797,334)
OTHER INCOME (EXPENSE)
Interest income	1,366
Interest expense	(736,941)	(1,250,000)
Impairment of due from discontinued operations	(17,632,181)
Other (expense) income, net	85,396	(387,911)	165,713
Total other income (expense), net	(18,282,360)	(1,637,911)	165,713
LOSS BEFORE INCOME TAX EXPENSES	(21,438,786)	(2,535,322)	(631,621)
INCOME TAX EXPENSE
NET LOSS FROM CONTINUED OPERATIONS	(21,438,786)	(2,535,322)	(631,621)
DISCONTINUED OPERATIONS
Loss from discontinued operations, net of applicable income taxes	(4,287,657)	(13,650,763)	(13,594,292)
Net gain on sale of discontinued operations, net of applicable income taxes	22,858,286
NET PROFIT (LOSS) FROM DISCONTINUED OPERATIONS	18,570,629	(13,650,763)	(13,594,292)
NET LOSS	(2,868,157)	(16,186,085)	(14,225,913)
Less: Net loss attributable to noncontrolling interest from discontinuing operations	(291,626)	(919,106)	(353,681)
NET LOSS ATTRIBUTABLE TO INFOBIRD CO.,LTD	(2,576,531)	(15,266,979)	(13,872,232)
NET LOSS	(2,868,157)	(16,186,085)	(14,225,913)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	393,604	(237,046)	102,084
TOTAL COMPREHENSIVE LOSS	(2,474,553)	(16,423,131)	(14,123,829)
Less: Comprehensive loss attributable to noncontrolling interests from discontinuing operations	(282,920)	(925,589)	(349,769)
COMPREHENSIVE LOSS ATTRIBUTABLE TO INFOBIRD CO., LTD	$ (2,191,633)	$ (15,497,542)	$ (13,774,060)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES*
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES, Basic	393,572	7,192	5,855
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES, Diluted	393,572	7,192	5,855
LOSS PER SHARE
LOSS PER SHARE, Basic	$ (6.55)	$ (2,122.77)	$ (2,369.30)
LOSS PER SHARE, Diluted	$ (6.55)	$ (2,122.77)	$ (2,369.30)